Other reserves (Details) - Schedule of Foreign Currency Translation Reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign currency translation reserve
Currency translation differences arising in the year	£ (65)	£ (33)	£ 91
Income statement transfers	0	0	0
Reserve of change in value of foreign currency basis spreads
Foreign currency translation reserve
At 1 January	(77)	(44)	(135)
Currency translation differences arising in the year	(65)	(33)	91
At 31 December	£ (142)	£ (77)	£ (44)